Trade Accounts Receivable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Accounts Receivable [line items]
Receivables	$ 1,521	$ 1,533
Other financial obligations	867	879
Securitization programs [member]
Disclosure Of Trade Accounts Receivable [line items]
Receivables	727	677
Other financial obligations	602	586
Financial expense	$ 11	$ 13	$ 25